Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Segment Reporting
Segment Reporting

We previously operated two reportable business segments, Industrial Materials and Engineered Solutions. During the second quarter of 2016 the Company decided to sell the businesses that comprised our Engineered Solutions segment to focus on our Industrial Materials segment. Accordingly, the Engineered Solutions business qualified as held for sale status and the related results have been excluded from continuing operations. See Note 3 "Discontinued Operations and Related Assets Held for Sale" for significant components of the results of our Engineered Solutions segment.
Our Industrial Materials segment manufactures high quality graphite electrodes essential to the production of electric arc furnace steel and other ferrous and non-ferrous metals. Petroleum needle coke, a crystalline form of carbon derived from decant oil, is the primary raw material used in the production of graphite electrodes. We utilize substantially all the needle coke that we produce internally to manufacture our graphite electrodes and as a result more than 95% of our revenues from external customers are derived from the sale of graphite electrodes and graphite electrode by-products from our manufacturing processes.
In 2018, one customer accounted for more than 10% of our net sales. Due to the increased demand for our products, we believe this customer does not pose a significant concentration of risk, as sales to this customer could be replaced by demand from other customers.
The following tables summarize information as to our continuing operations in different geographic areas.

	2018	2017	2016
	(Dollars in thousands)
Net sales:
U.S.	$429,599	$103,890	$74,526
Americas	367,561	129,103	116,944
Asia Pacific	131,578	46,329	41,302
Europe, Middle East, Africa	967,172	271,449	205,191
Total	$1,895,910	$550,771	$437,963

	At December 31,
	2018	2017
	(Dollars in thousands)
Long-lived assets (a):
U.S.	$169,301	$177,298
Mexico	146,790	147,959
Brazil	3,320	3,547
France	91,022	80,035
Spain	103,121	103,819
Other countries	151	183
Total	$513,705	$512,841

(a)	Long-lived assets represent fixed assets, net of accumulated depreciation.